Revenue - Schedule of Revenue Disaggregation (Detail) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 426,121,999	$ 461,809,259	$ 1,241,548,444	$ 1,294,405,098
Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	419,612,570	454,528,003	1,226,640,880	1,275,634,645
Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,509,429	7,281,256	14,907,564	18,770,453
Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	85,454,680	117,934,689	258,501,963	330,021,163
Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	22,728,636	25,444,840	59,158,433	76,881,720
Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	125,654,236	261,438,708	684,462,715	736,842,143
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	191,671,813	56,262,810	237,450,562	147,828,957
Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	612,634	728,212	1,974,771	2,831,115
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	121,124,491	170,489,512	360,073,907	458,206,059
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	27,427,237	23,136,013	76,767,739	68,200,917
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	22,110,472	13,904,026	66,059,064	50,374,561
Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	255,459,799	254,279,708	738,647,734	717,623,561
Exploration and Production
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	80,285,324	116,479,189	247,939,710	326,701,063
Exploration and Production | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	80,278,436	116,472,969	247,919,624	326,681,664
Exploration and Production | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,888	6,220	20,086	19,399
Exploration and Production | Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	80,248,205	116,443,078	247,829,764	326,574,177
Exploration and Production | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	30,231	29,891	89,860	107,487
Exploration and Production | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,888	6,220	20,086	19,399
Exploration and Production | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	42,917,676	81,958,914	139,674,319	217,971,647
Exploration and Production | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	18,900,083	20,572,761	54,925,706	60,332,448
Exploration and Production | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	18,430,447	13,911,401	53,229,739	47,808,171
Exploration and Production | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	37,118	36,113	109,946	588,797
Industrial Transformation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	161,102,451	190,862,135	482,599,661	582,626,709
Industrial Transformation | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	155,114,982	183,917,952	469,151,890	565,247,312
Industrial Transformation | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,987,469	6,944,183	13,447,771	17,379,397
Industrial Transformation | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	15,927,735	15,209,450	43,432,462	46,858,440
Industrial Transformation | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	142,519,341	176,462,997	427,053,488	534,179,948
Industrial Transformation | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,613,426	(901,832)	11,895,093	1,332,156
Industrial Transformation | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	41,949	91,520	218,618	256,165
Industrial Transformation | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	161,102,451	190,862,135	482,599,661	582,626,709
Logistics
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	48,725	299,619	296,360	1,183,894
Logistics | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	48,725	299,619	296,360	1,183,894
Logistics | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	48,725	299,619	296,360	1,183,894
Logistics | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	48,725	299,619	296,360	1,183,894
DPRLP
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	48,039,538	52,356,062	123,771,235	134,228,006
DPRLP | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	48,039,379	52,356,062	123,770,887	134,228,006
DPRLP | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	159	0	348
DPRLP | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,726,979	1,074,987	2,726,979	3,514,792
DPRLP | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(52,688,433)	353,233	658,943	892,873
DPRLP | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	98,000,833	50,927,842	120,384,965	129,820,341
DPRLP | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	159	0	348
DPRLP | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	48,039,538	52,356,062	123,771,235	134,228,006
Trading Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	132,027,343	95,175,708	370,385,389	233,016,863
Trading Companies | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	131,522,956	94,852,689	368,971,198	231,681,294
Trading Companies | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	504,387	323,019	1,414,191	1,335,569
Trading Companies | Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,206,475	1,491,611	10,672,199	3,446,986
Trading Companies | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,043,691	9,130,512	12,909,132	26,401,001
Trading Companies | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	35,823,328	84,622,478	256,750,284	201,769,322
Trading Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	86,449,462	(391,912)	88,639,583	63,985
Trading Companies | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	504,387	323,019	1,414,191	1,335,569
Trading Companies | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	29,316,075	35,561,317	94,965,542	104,523,934
Trading Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,354,394	2,497,404	21,446,430	7,762,101
Trading Companies | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,680,025	(7,375)	12,829,325	2,566,390
Trading Companies | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	90,676,849	57,124,362	241,144,092	118,164,438
Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	145	158	584	615
Corporate | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	145	158	584	615
Corporate | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	145	158	584	615
Corporate | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	145	158	584	615
Other Operating Subsidiary Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,618,473	6,636,388	16,555,505	16,647,948
Other Operating Subsidiary Companies | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,608,092	6,628,712	16,530,921	16,612,475
Other Operating Subsidiary Companies | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	10,381	7,676	24,584	35,473
Other Operating Subsidiary Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,608,092	6,628,712	16,530,921	16,612,475
Other Operating Subsidiary Companies | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	10,381	7,676	24,584	35,473
Other Operating Subsidiary Companies | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	851,202	613,219	1,662,811	1,482,472
Other Operating Subsidiary Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	172,760	65,848	395,603	106,368
Other Operating Subsidiary Companies | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 3,594,511	$ 5,957,321	$ 14,497,091	$ 15,059,108